Debt securities in issue - Securitisation programmes (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	£ 5,877	£ 7,335
Covered bonds	27,770	29,821
Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	5,877	7,335
Instruments providing security for notes	37,809	42,545
Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	27,770	29,821
Instruments providing security for bonds	38,042	39,131
Subsidiaries | Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	29,491	31,436
Subsidiaries | Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	100	100
External parties and subsidiaries | Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	35,368	38,771
External parties and subsidiaries | Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	£ 27,870	£ 29,921